SCHEDULE OF INCOME TAX EXPENSE (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss for the period before income tax	$ (13,113,273)	$ (5,982,220)	$ (7,921,940)
Tax at the domestic income tax rate of 16.5%	$ (2,163,690)	$ (987,066)	$ (1,307,120)
Domestic income tax rate	16.50%	16.50%	16.50%
Tax effect of income not taxable for tax purpose	$ (16,819)	$ (2,790)	$ (5,155)
Tax effect of expenses not deductible	1,378,496	902,707	594,476
Tax effect of change in valuation allowance	802,013	87,149	717,799
Income tax expense